Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, preference stock, and warrants, fair value | $	$ 315,600	$ 315,600
Loss on temporary equity and warrants | $	(170,600)
PIPE Warrants [Member]
Redeemable Convertible Preferred Stock [Line Items]
Warrant liability, fair value | $	86,400	$ 86,400
Preferred Investors [Member]
Redeemable Convertible Preferred Stock [Line Items]
Proceeds from issuance of warrants | $	$ 145,000
Preferred Investors [Member] | PIPE Warrants [Member]
Redeemable Convertible Preferred Stock [Line Items]
Warrants issued during period (in shares) | shares	17,769,375
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 12	$ 12
Preferred stock, dividend rate, percentage		9.99%
Common stock of convertible conversion share | shares	5
Temporary equity, fair value | $	$ 229,200	$ 229,200
Temporary equity, liquidation preference | $	$ 175,200	$ 175,200
Preferred stock, dividend rate, cash		7.99%
Temporary equity, issued (in shares) | shares	142,000	142,000	0
Temporary equity, outstanding (in shares) | shares	142,000	142,000	0
Series A cumulative redeemable convertible preferred stock | $	$ 223,185	$ 223,185	$ 0
Series A Redeemable Convertible Preferred Stock [Member] | 46th Trading Day Following 6 Months After Closing Date [Member]
Redeemable Convertible Preferred Stock [Line Items]
Volume-weighted average price, period		45 days
Series A Redeemable Convertible Preferred Stock [Member] | Prior To First Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	150.00%	150.00%
Series A Redeemable Convertible Preferred Stock [Member] | First To Second Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	140.00%	140.00%
Series A Redeemable Convertible Preferred Stock [Member] | Second To Third Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	130.00%	130.00%
Series A Redeemable Convertible Preferred Stock [Member] | Third To Fourth Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	120.00%	120.00%
Series A Redeemable Convertible Preferred Stock [Member] | Fourth To Fifth Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	110.00%	110.00%
Series A Redeemable Convertible Preferred Stock [Member] | After Fifth Anniversary [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, redemption rights percentage	100.00%	100.00%
Series A Redeemable Convertible Preferred Stock [Member] | Minimum [Member] | 46th Trading Day Following 6 Months After Closing Date [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 8	$ 8
Series A Redeemable Convertible Preferred Stock [Member] | Minimum [Member] | 46th Trading Day Following 9 Months After Closing Date [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 6	$ 6
Series A Redeemable Convertible Preferred Stock [Member] | Measurement Input, Expected Dividend Rate [Member]
Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, measurement input	9.99	9.99
Series A Redeemable Convertible Preferred Stock [Member] | Measurement Input Redemption Period [Member]
Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, measurement input	5	5
Series A Redeemable Convertible Preferred Stock [Member] | Measurement Input, Discount Rate [Member]
Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, measurement input	0.25	0.25
Series A Redeemable Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, measurement input	0.55	0.55
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Investors [Member]
Redeemable Convertible Preferred Stock [Line Items]
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares) | shares	142,155
Redeemable Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, issued (in shares) | shares	62,240,390	62,240,390
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, convertible, conversion ratio	1	1
Temporary equity, issued (in shares) | shares	0	0	62,240,000
Temporary equity, outstanding (in shares) | shares	0	0	62,240,000
Series A cumulative redeemable convertible preferred stock | $	$ 0	$ 0	$ 170,648